Income Taxes (Tables) - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of pre-tax loss
	Years Ended December 31,
	2020	2019
Domestic	$(10,405,983)	$(4,738,282)
Foreign	14,486	(18,017)
Pre-tax Loss	$(10,391,497)	$(4,756,299)

Schedule of provision for income taxes
	Years Ended December 31,
	2020	2019
Federal	$-	$-
State	-	49,038
Foreign	1,908	155,193
Total current	$1,908	$204,231

Deferred:
Federal	$-	$-
State	-	-
Total deferred	-	-
Total provision for income taxes	$1,908	$204,231

Schedule of effective income tax rate
	Years Ended December 31,
	2020	2019
	%	%
Federal tax benefit at statutory rate	(21.0)	(21.0)
Permanent differences	(6.3)	(22.2)
State tax benefit, net of Federal benefits	-	4.5
Other	-	-
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	-	14.1
Net change in valuation allowance	27.3	43.2
Provision	-	18.6

Schedule of deferred tax assets and liabilities
	Years Ended December 31,
	2020	2019
Net operating loss carryforwards	$25,074,591	$17,212,941
Depreciation	9,163	10,935
Total assets	25,083,754	17,223,876

Total liabilities	-	-
Less: Valuation allowance	(25,083,754)	(17,223,876)

Net deferred tax liabilities	$-	$-